Amounts Receivable and Prepaid Expenses - Schedule of Amounts Receivable and Prepaid Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amounts Receivable And Prepaid Expenses
Sales tax receivable	$ 67	$ 177
Interest, refundable deposits and other receivables	587	239
Prepaid expenses	823	498
Total	$ 1,477	$ 914